Consolidated Schedule of Investments (unaudited) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 58.3%

Argentina — 0.0%
YPF SA, ADR	52,755	$495,369

Australia — 0.2%
AGL Energy Ltd.	118,440	1,571,842
BHP Group Ltd.	49,599	1,271,912
Coles Group Ltd.	8,391	92,075
Newcrest Mining Ltd.	460,242	9,214,059
Quintis HoldCo Pty. Ltd.(a)(x)	43,735,802	33,082,725
South32 Ltd.	434,399	745,383
Woolworths Group Ltd.	24,454	679,181

		46,657,177

Austria — 0.1%
Erste Group Bank AG(b)	361,484	13,272,734

Belgium — 0.1%
KBC Group NV	263,660	19,346,136

Brazil — 0.4%
Azul SA — ADR(b)(c)	2,323,854	96,439,941
B3 SA — Brasil Bolsa Balcao	50,194	564,926
Banco BTG Pactual SA	6,647	116,407
Banco do Brasil SA	81,946	928,795
Banco Santander Brasil SA	46,332	455,141
Engie Brasil Energia SA	27,515	334,413
Petrobras Distribuidora SA	278,756	1,874,603
Vale SA	6,515	76,474

		100,790,700

Canada — 0.6%
Barrick Gold Corp.	611,665	11,328,328
Constellation Software, Inc.	188	197,610
Enbridge, Inc.	2,815,610	114,483,886
Fairfax Financial Holdings Ltd.	1,818	813,484
Nutrien Ltd.	7,223	308,317
Thomson Reuters Corp.	10,660	856,973
Wheaton Precious Metals Corp.	437,333	12,874,787

		140,863,385

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	232,313	4,139,818

China — 2.8%
Agile Group Holdings Ltd.	536,000	705,343
Agricultural Bank of China Ltd., Class H	578,000	223,153
Aier Eye Hospital Group Co. Ltd., Class A	1,087,159	6,123,164
Air China Ltd., Class H	72,000	59,088
Alibaba Group Holding Ltd.(b)	1,205,300	31,100,111
Alibaba Group Holding Ltd. — ADR(b)	551,580	113,950,912
Alibaba Health Information Technology Ltd.(b)	6,042,000	8,417,601
Anhui Conch Cement Co. Ltd., Class A	116,100	779,544
Anhui Conch Cement Co. Ltd., Class H	197,000	1,257,390
ANTA Sports Products Ltd.	1,025,000	8,923,833

Security	Shares	Value

China (continued)
Asymchem Laboratories Tianjin Co. Ltd., Class A	336,403	$7,203,250
Autobio Diagnostics Co. Ltd., Class A	432,378	6,960,384
Beijing Capital International Airport Co. Ltd., Class H	1,328,000	1,069,586
Beijing Enterprises Holdings Ltd.	187,500	819,825
Brilliance China Automotive Holdings Ltd.	4,242,000	3,759,730
China CITIC Bank Corp. Ltd., Class H	1,555,000	811,722
China East Education Holdings Ltd.(b)(d)	12,000	22,259
China Hongqiao Group Ltd.	36,500	17,936
China International Travel Service Corp. Ltd., Class A	398,700	4,547,937
China Longyuan Power Group Corp. Ltd., Class H	602,000	355,940
China Mengniu Dairy Co. Ltd.	1,076,000	3,946,262
China Merchants Bank Co. Ltd., Class H	1,133,500	5,465,239
China Mobile Ltd.	191,500	1,574,063
China Overseas Land & Investment Ltd.	2,774,000	8,916,825
China Petroleum & Chemical Corp., Class H	1,742,000	917,375
China Resources Cement Holdings Ltd.	1,210,000	1,353,691
China Resources Pharmaceutical Group Ltd.(d)	358,000	299,526
China Resources Power Holdings Co. Ltd.	652,000	875,310
China Taiping Insurance Holdings Co. Ltd.	28,400	58,995
China Telecom Corp. Ltd., Class H	246,000	95,715
China Unicom Hong Kong Ltd.	166,000	138,480
CITIC Ltd.	437,000	494,154
CNOOC Ltd.	1,001,000	1,498,534
Country Garden Services Holdings Co. Ltd.	83,298	269,108
Dali Foods Group Co. Ltd.(d)	734,000	518,845
Foshan Haitian Flavouring & Food Co. Ltd., Class A	300,793	4,527,789
Fosun International Ltd.	1,175,500	1,554,551
GF Securities Co. Ltd., Class H	35,000	38,229
Glodon Co. Ltd., Class A	1,034,730	5,660,308
Great Wall Motor Co. Ltd., Class A	2,948,348	3,421,792
Gree Electric Appliances, Inc. of Zhuhai, Class A(b)	445,300	3,936,830
Guangzhou Automobile Group Co. Ltd., Class A	2,147,162	3,276,342
Guangzhou Automobile Group Co. Ltd., Class H	4,922,000	4,933,066
Guangzhou Baiyun International Airport Co. Ltd., Class A	1,979,800	4,249,063
Guotai Junan Securities Co. Ltd., Class H(d)	157,600	251,273
Haidilao International Holding Ltd.(d)	1,250,000	4,801,618
Haitong Securities Co. Ltd., Class H	479,600	463,472

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Han’s Laser Technology Industry Group Co. Ltd., Class A	1,188,132	$7,034,018
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,647,797	18,064,802
Hangzhou Robam Appliances Co. Ltd., Class A	848,333	3,871,872
Hangzhou Tigermed Consulting Co. Ltd., Class A	607,562	6,258,331
Hansoh Pharmaceutical Group Co. Ltd.(b)(d)	42,000	148,695
Hengan International Group Co. Ltd.	721,500	5,255,508
Huadian Power International Corp. Ltd., Class H	320,000	105,546
Huazhu Group Ltd., ADR	282,346	9,740,937
Hundsun Technologies, Inc., Class A	476,593	5,775,650
HUYA, Inc., ADR(b)	10,902	194,928
Industrial & Commercial Bank of China Ltd., Class H	7,570,000	5,024,763
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,131,614	4,819,464
Inspur Electronic Information Industry Co. Ltd., Class A	1,450,504	6,750,089
JD.com, Inc. — ADR(b)	40,632	1,531,420
Jiangsu Hengrui Medicine Co. Ltd., Class A	323,237	3,982,522
Kingdee International Software Group Co. Ltd.	10,915,000	11,655,631
Kingsoft Corp. Ltd.(b)	2,393,000	7,231,859
Kunlun Energy Co. Ltd.	566,000	438,408
Laobaixing Pharmacy Chain JSC, Class A	498,298	5,147,434
Lenovo Group Ltd.	8,458,000	5,518,861
Li Ning Co. Ltd.	1,886,000	5,507,833
Meituan Dianping, Class B(b)	371,100	4,698,065
Momo, Inc., ADR	36,274	1,109,984
NetEase, Inc. — ADR	18,856	6,048,251
New Oriental Education & Technology Group, Inc. — ADR(b)	48,867	5,939,784
Ping An Insurance Group Co. of China Ltd., Class A	399,500	4,534,424
Qingdao Haier Co. Ltd., Class A	1,573,016	4,068,776
Shanghai International Airport Co. Ltd., Class A	422,468	4,081,840
Shanghai Jahwa United Co. Ltd., Class A	1,069,186	4,279,925
Shenzhen Goodix Technology Co., Ltd., Class A	19,500	916,767
Shenzhen Inovance Technology Co. Ltd.	1,438,600	5,891,343
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	202,476	5,288,177
Sinopec Engineering Group Co. Ltd., Class H	245,000	132,017
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,508,000	891,941

Security	Shares	Value

China (continued)
TAL Education Group — ADR(b)	247,274	$12,338,973
Tencent Holdings Ltd.	3,036,000	144,787,363
Tencent Music Entertainment Group, ADR(b)	50,541	641,365
Trip.com Group Ltd., ADR (b)	370,465	11,903,040
Tsingtao Brewery Co. Ltd., Class A	34,941	235,215
Tsingtao Brewery Co. Ltd., Class H	106,000	586,298
Venus MedTech Hangzhou, Inc.(b)(d)	237,500	1,243,063
Venustech Group, Inc., Class A	1,085,088	5,907,790
Vipshop Holdings Ltd. — ADR(b)	81,640	1,039,277
Want Want China Holdings Ltd.	10,441,000	8,618,521
Weichai Power Co. Ltd., Class H	287,000	502,460
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	400,534	5,723,786
WuXi AppTec Co. Ltd., Class A	443,794	5,967,858
Wuxi Biologics Cayman, Inc.(b)(d)	783,500	9,909,606
Yifeng Pharmacy Chain Co. Ltd., Class A	486,700	5,718,095
Yihai International Holding Ltd.	582,000	3,270,296
Yonyou Network Technology Co. Ltd., Class A	1,120,407	5,005,290
Yum China Holdings, Inc.	226,138	9,739,764
Zhejiang Expressway Co. Ltd., Class H	316,000	257,972
Zhuzhou CRRC Times Electric Co. Ltd., Class H	133,300	448,853
Zijin Mining Group Co. Ltd., Class H	210,000	92,149
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	133,600	98,089

		656,620,151

Czech Republic — 0.0%
CEZ AS	307,713	6,738,374

Denmark — 0.0%
AP Moeller — Maersk A/S, Class B	1,379	1,648,959
AP Moeller — Maersk A/S, Class A	1,535	1,724,907
Novo Nordisk A/S, Class B	18,807	1,144,813

		4,518,679

Finland — 0.1%
Neste OYJ	824,527	32,810,153
Nokia OYJ	60,728	236,396

		33,046,549

France — 2.3%
BNP Paribas SA	350,883	18,620,491
Cie de Saint-Gobain	330,176	12,456,996
Credit Agricole SA	1,177,571	15,909,148
Danone SA	2,033,487	162,728,636
Dassault Aviation SA	18,765	22,850,823
Eiffage SA	83,184	9,642,170
Electricite de France SA	26,774	330,532
EssilorLuxottica SA	190,737	28,240,233
Kering SA	1,527	933,028
L’Oreal SA	424	117,934

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Renault SA	21,946	$858,379
Safran SA	630,628	101,680,623
Sanofi	1,070,633	103,250,043
Schneider Electric SE	4,922	490,854
Societe Generale SA	521,371	16,871,387
Sodexo SA	317,550	33,249,004

		528,230,281

Germany — 1.5%
adidas AG	3,631	1,147,810
Deutsche Post AG, Registered Shares	658	22,958
Fresenius SE & Co. KGaA	830,516	42,406,415
HeidelbergCement AG	6,773	456,779
Infineon Technologies AG	2,136,840	45,905,610
Knorr-Bremse AG	693,660	75,784,066
SAP SE	4,479	583,305
Siemens AG, Registered Shares	1,443,338	178,018,562
Vonovia SE	205,469	11,727,369
Wirecard AG	4,232	625,174

		356,678,048

Hong Kong — 0.6%
AIA Group Ltd.	1,713,400	16,977,987
CK Infrastructure Holdings Ltd.	1,070,000	7,465,185
CLP Holdings Ltd.	756,000	7,862,053
Hang Lung Properties Ltd.	4,244,000	8,865,402
HKT Trust & HKT Ltd.(e)	4,801,000	7,166,599
Hysan Development Co. Ltd.	1,075,000	4,012,944
Jardine Matheson Holdings Ltd.	220,900	12,313,393
Link REIT	642,500	6,497,288
Power Assets Holdings Ltd.	421,500	3,042,983
Sun Art Retail Group Ltd.	332,000	394,465
Sun Hung Kai Properties Ltd.	4,854,666	67,627,211
WH Group Ltd.(d)	4,506,000	4,240,603

		146,466,113

India — 0.9%
Asian Paints Ltd.	279,060	7,012,382
Hero MotoCorp Ltd.	208,407	7,279,607
Hindustan Petroleum Corp. Ltd.	99,877	325,668
Hindustan Unilever Ltd.	529,589	15,065,325
Housing Development Finance Corp. Ltd.	1,965,805	66,436,412
ICICI Bank Ltd.	1,388,108	10,228,120
Indian Oil Corp. Ltd.	12,227	19,421
Infosys Ltd.	24,329	265,684
InterGlobe Aviation Ltd.(d)	1,567	30,266
Larsen & Toubro Ltd.	343,185	6,573,703
Oil & Natural Gas Corp. Ltd.	2,073,315	3,154,757
Reliance Industries Ltd.	4,689,135	92,490,490
Vedanta Ltd.	648,970	1,242,916
Wipro Ltd.	144,124	479,378

Security	Shares	Value

India (continued)
Zee Entertainment Enterprises Ltd.	1,620,536	$6,112,424

		216,716,553

Indonesia — 0.1%
Bank Central Asia Tbk PT	4,662,800	11,018,287

Italy — 1.4%
Enel SpA	16,801,819	146,449,930
Intesa Sanpaolo SpA	5,031,558	12,495,948
RAI Way SpA(d)	4,285,603	27,947,236
Snam SpA	1,355,941	7,267,383
UniCredit SpA	10,226,896	136,603,721

		330,764,218

Japan — 3.5%
Aeon Co. Ltd.	2,900	59,315
AGC, Inc.	37,200	1,253,950
Ajinomoto Co., Inc.	4,473,900	73,684,473
Alfresa Holdings Corp.	226,600	4,552,893
Astellas Pharma, Inc.	3,650,550	64,505,659
Canon Marketing Japan, Inc.	196,800	4,690,713
Daiwa House Industry Co. Ltd.	6,400	201,487
Denso Corp.	307,380	12,609,390
Dowa Holdings Co. Ltd.	108,100	3,888,450
East Japan Railway Co.	905,973	79,772,304
FamilyMart Co. Ltd.	33,900	741,399
Fast Retailing Co. Ltd.	100	53,788
FUJIFILM Holdings Corp.	20,600	1,023,088
Hitachi Ltd.	8,900	338,979
Hoya Corp.	752,317	72,000,810
Japan Airlines Co. Ltd.	3,292,200	92,611,028
Japan Aviation Electronics Industry Ltd.	257,000	4,555,824
Kamigumi Co. Ltd.	196,700	4,203,008
KDDI Corp.	402,300	12,157,125
Keyence Corp.	27,600	9,277,930
Kinden Corp.	775,500	13,214,451
Kyocera Corp.	3,800	249,684
Kyowa Kirin Co. Ltd.	3,000	70,528
Mabuchi Motor Co. Ltd.	146,100	5,323,461
Maeda Road Construction Co. Ltd.	201,400	6,807,314
Medipal Holdings Corp.	256,900	5,443,706
Mitsubishi Estate Co. Ltd.	689,100	13,495,652
Mitsubishi Heavy Industries Ltd.	55,400	2,020,846
Murata Manufacturing Co. Ltd.	965,820	54,679,701
NEC Corp.	31,700	1,411,073
Nippo Corp.	189,100	4,639,451
Nippon Telegraph & Telephone Corp.	422,000	10,759,749
Nissan Motor Co. Ltd.	79,700	432,476
NTT Data Corp.	12,300	172,781
Okumura Corp.	236,824	6,260,766
Olympus Corp.	13,400	216,507
Omron Corp.	4,200	240,513
Otsuka Holdings Co. Ltd.	37,500	1,665,952
Recruit Holdings Co. Ltd.	13,100	510,589
Seino Holdings Co Ltd.	284,100	3,631,417

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	33,900	$728,923
Seven & i Holdings Co. Ltd.	33,600	1,288,335
Shin-Etsu Chemical Co. Ltd.	677,840	77,520,259
Shionogi & Co. Ltd.	3,900	231,949
Sony Corp.	300	20,978
Stanley Electric Co. Ltd.	130,500	3,361,031
Subaru Corp.	1,883,790	47,118,288
Suzuken Co. Ltd.	108,000	4,140,713
Suzuki Motor Corp.	1,515,308	69,334,044
Sysmex Corp.	1,600	114,464
Toagosei Co. Ltd.	722,400	8,076,887
Toda Corp.	1,020,400	6,544,214
Tokyo Steel Manufacturing Co. Ltd.	973,800	7,295,536
Toyota Industries Corp.	343,280	18,567,173
TV Asahi Holdings Corp.	330,500	6,304,118
Yamato Kogyo Co. Ltd.	115,600	2,800,619

		826,875,761

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	1,697,600	2,779,975

Mexico — 0.0%
America Movil SAB de CV, Series L	1,041,485	864,804

Netherlands — 1.8%
ABN AMRO Group NV CVA(d)	3,289,814	57,260,714
Adyen NV(b)(d)	19,679	18,083,169
ASML Holding NV	230,464	64,676,730
ING Groep NV	9,105,475	98,860,013
Koninklijke Ahold Delhaize NV	52,295	1,283,395
Koninklijke Philips NV	2,770,230	126,869,411
NXP Semiconductors NV	349,140	44,291,900
Royal Dutch Shell PLC, Class A	69,897	1,835,520
Royal Dutch Shell PLC, Class B	48,288	1,268,844

		414,429,696

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	4,365	85,164

Portugal — 0.0%
Jeronimo Martins SGPS SA	428,174	7,367,975

Singapore — 0.5%
CapitaLand Ltd.	31,480,300	82,956,081
ComfortDelGro Corp. Ltd.	4,083,700	6,459,745
DBS Group Holdings Ltd.	212,100	3,907,104
Singapore Telecommunications Ltd.	2,887,600	6,948,316
United Overseas Bank Ltd.	767,600	14,317,372

		114,588,618

South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.(b)	132,382	1,019,007
Discovery Ltd.	7,674	59,813
Kumba Iron Ore Ltd.	40,820	943,865
MTN Group Ltd.	51,825	277,439

Security	Shares	Value

South Africa (continued)
Old Mutual Ltd.	752,198	$867,044

		3,167,168

South Korea — 0.2%
Hana Financial Group, Inc.	44,057	1,217,542
Hyundai Mobis Co. Ltd.	3,335	637,731
Industrial Bank of Korea	6,218	55,705
Kakao Corp.	47,027	6,199,073
KB Financial Group, Inc.	27,854	1,024,620
Kia Motors Corp.	6,099	207,444
KT&G Corp.	41,006	3,258,487
LG Chem Ltd.(b)(f)	28,277	7,884,745
LG Electronics, Inc.	34,517	1,882,173
LG Uplus Corp.(b)	104,289	1,154,320
NCSoft Corp.(b)	19,935	10,560,515
POSCO	40,995	7,427,001
S-Oil Corp.	38,140	2,401,209
Samsung SDI Co. Ltd.	503	114,502
Shinhan Financial Group Co. Ltd.	54,618	1,782,367
SK Telecom Co. Ltd.	2,904	556,305
Woongjin Coway Co. Ltd.	75,552	5,565,688

		51,929,427

Spain — 0.3%
Cellnex Telecom SA(d)	1,310,007	65,153,404
Repsol SA	101,899	1,402,412
Telefonica SA	187,216	1,266,274

		67,822,090

Sweden — 0.0%
Assa Abloy AB, Class B	33,605	797,658
Atlas Copco AB, Class B	4,358	135,461
Hennes & Mauritz AB, Class B	84,681	1,857,883
Telefonaktiebolaget LM Ericsson, Class B	230,821	1,814,812

		4,605,814

Switzerland — 1.2%
Cie Financiere Richemont SA, Registered Shares	47,782	3,470,059
LafargeHolcim Ltd., Registered Shares(b)	35,174	1,787,570
Nestle SA, Registered Shares	1,203,715	132,760,858
Novartis AG, Registered Shares	6,813	643,611
Roche Holding AG	401,924	134,832,781

		273,494,879

Taiwan — 1.1%
Catcher Technology Co. Ltd.	9,000	71,272
Cathay Financial Holding Co. Ltd.	5,425,000	7,261,197
Chunghwa Telecom Co. Ltd.	1,883,000	6,727,249
Far EasTone Telecommunications Co. Ltd.	1,111,000	2,516,533
Formosa Chemicals & Fibre Corp.	1,829,000	5,105,367
Formosa Petrochemical Corp.	1,421,000	4,201,996

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Formosa Plastics Corp.	1,918,000	$5,889,618
Fubon Financial Holding Co. Ltd.	6,440,000	9,550,314
Globalwafers Co. Ltd.	38,000	490,167
Hon Hai Precision Industry Co. Ltd.	4,068,760	11,062,983
MediaTek, Inc.	77,000	974,233
Nan Ya Plastics Corp.	2,351,000	5,388,376
Taiwan Mobile Co. Ltd.	1,489,000	5,274,024
Taiwan Semiconductor Manufacturing Co. Ltd.	16,697,000	172,216,248
Uni-President Enterprises Corp.	3,759,000	8,955,702
Yageo Corp.	344,000	4,315,034

		250,000,313

Thailand — 0.2%
Advanced Info Service PCL, Foreign Registered Shares	1,460,600	9,445,981
Intouch Holdings PCL, Class F	4,468,900	7,433,119
PTT Global Chemical PCL, Foreign Registered Shares	3,948,900	6,207,767
Siam Cement PCL, Foreign Registered Shares	521,400	5,960,002
Thai Beverage PCL	5,399,200	3,133,831
Thai Oil PCL, Foreign Registered Shares — NVDR	2,013,100	3,358,396

		35,539,096

Turkey — 0.0%
BIM Birlesik Magazalar AS	31,916	259,774
Tupras Turkiye Petrol Rafinerileri AS	20,446	384,121

		643,895

United Arab Emirates — 0.1%
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost $0)(a)(g)	1,518,232	15
NMC Health PLC	1,077,976	18,332,307

		18,332,322

United Kingdom — 1.6%
AstraZeneca PLC	479,827	46,940,298
Berkeley Group Holdings PLC	192,734	13,336,073
Coca-Cola European Partners PLC	19,323	1,016,583
Fiat Chrysler Automobiles NV	121,945	1,588,604
GlaxoSmithKline PLC	41,134	965,802
HSBC Holdings PLC	8,696,666	63,226,335
HUT Group (THG), (Acquired 12/03/19, cost $24,716,037)(a)(g)	38,032	25,110,625
Liberty Global PLC, Class A(b)	11,067	227,095
Liberty Global PLC, Class C(b)	24,360	474,533
RELX PLC	51,285	1,360,684
Rolls-Royce Holdings PLC(b)	79,799	702,896
Unilever NV	758,561	44,263,678
Unilever PLC	67,299	4,028,845

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	88,967,490	$174,795,990

		378,038,041

United States — 36.7%
Abbott Laboratories	440,128	38,352,754
AbbVie, Inc.	17,956	1,454,795
Accenture PLC, Class A	112,814	23,150,561
Adobe, Inc.(b)	140,067	49,183,126
AES Corp.	98,293	1,952,099
Agilent Technologies, Inc.	986,184	81,419,351
Air Products & Chemicals, Inc.	656,421	156,694,257
Alexion Pharmaceuticals, Inc.(b)	4,232	420,618
Ally Financial, Inc.	39,404	1,262,110
Alphabet, Inc., Class C(b)	275,183	394,675,714
Altria Group, Inc.	44,438	2,112,138
Amazon.com, Inc.(b)(h)	185,370	372,356,426
American Tower Corp.	60,065	13,919,463
Ameriprise Financial, Inc.	14,564	2,409,031
Amgen, Inc.	18,125	3,915,906
Anthem, Inc.	662,491	175,745,612
Apple, Inc.	1,196,892	370,450,043
Applied Materials, Inc.	818,046	47,438,488
Aptiv PLC	136,114	11,541,106
Autodesk, Inc.(b)	604,342	118,964,723
AutoZone, Inc.(b)(c)	2,795	2,956,998
Bank of America Corp.	5,751,026	188,806,184
Bank of New York Mellon Corp.	16,052	718,809
Baxter International, Inc.	108,292	9,661,812
Becton Dickinson & Co.	462,720	127,331,290
Berkshire Hathaway, Inc., Class B(b)	124,160	27,865,229
Biogen, Inc.(b)	4,693	1,261,713
Booking Holdings, Inc.(b)	1,110	2,031,911
Bristol-Myers Squibb Co.	1,473,134	92,733,785
Broadcom, Inc.	314	95,820
C.H. Robinson Worldwide, Inc.	134,081	9,683,330
Capital One Financial Corp.	17,120	1,708,576
Cardinal Health, Inc.	11,802	604,380
Cerner Corp.	25,395	1,824,123
Charles Schwab Corp.	1,084,538	49,400,706
Charter Communications, Inc., Class A(b)	288,736	149,409,331
Chevron Corp.	15,687	1,680,705
Chubb Ltd.	521,452	79,255,489
Cigna Corp.	5,242	1,008,456
Cintas Corp.	7,543	2,104,271
Cisco Systems, Inc.	631,727	29,040,490
Citigroup, Inc.	1,240,558	92,309,921
Citrix Systems, Inc.	321,860	39,015,869
Colgate-Palmolive Co.	1,810,288	133,563,049
Comcast Corp., Class A(h)	5,548,288	239,630,559
ConocoPhillips	27,838	1,654,412
Corning, Inc.	21,957	586,032
Costco Wholesale Corp.	9,939	3,036,563

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Crowdstrike Holdings, Inc., Class A(b)(c)	80,049	$4,890,193
CSX Corp.	32,638	2,491,585
Cummins, Inc.	11,397	1,823,178
D.R. Horton, Inc.	1,598,926	94,656,419
Dell Technologies, Inc., Class C(b)	20,063	978,473
Delta Air Lines, Inc.	34,147	1,903,354
Discover Financial Services	27,861	2,093,197
Dollar General Corp.	286	43,875
Dollar Tree, Inc.(b)	57,325	4,991,288
Dropbox, Inc., Class A(b)	1,946,644	33,131,881
DuPont de Nemours, Inc.	1,180,453	60,415,585
Eaton Corp. PLC	10,668	1,007,806
eBay, Inc.	61,458	2,062,530
Edwards Lifesciences Corp.(b)	18,227	4,007,388
Emerson Electric Co.	2,008,643	143,879,098
EOG Resources, Inc.	5,339	389,267
Estee Lauder Cos., Inc., Class A	5,877	1,146,955
Exelon Corp.	232,076	11,044,497
Expedia Group, Inc.	18,683	2,026,171
Exxon Mobil Corp.	96,339	5,984,579
Facebook, Inc., Class A(b)	679,295	137,156,453
Ferguson PLC	399,040	35,834,512
Fieldwood Energy, Inc.	344,621	6,590,877
Fieldwood Energy, Inc.(b)	93,042	1,779,428
Fifth Third Bancorp	80,273	2,283,767
FleetCor Technologies, Inc.(b)	458,975	144,682,689
Ford Motor Co.	9,719	85,722
Fortinet, Inc.(b)	61,806	7,129,940
Fortune Brands Home & Security, Inc.	115,750	7,953,183
Franklin Resources, Inc.	54,678	1,383,353
General Electric Co.	66,214	824,364
General Motors Co.	35,114	1,172,456
Gilead Sciences, Inc.	1,204,104	76,099,373
Global Payments, Inc.	55,911	10,927,805
Goldman Sachs Group, Inc.	7,481	1,778,608
Hartford Financial Services Group, Inc.	241,664	14,325,842
HCA Healthcare, Inc.	593,756	82,413,333
Hewlett Packard Enterprise Co.	130,915	1,823,646
Home Depot, Inc.	483,300	110,240,730
Honeywell International, Inc.	14,755	2,555,861
HP, Inc.	50,942	1,086,083
Humana, Inc.	620	208,469
Huntsman Corp.	49,910	1,026,150
iHeartMedia, Inc.(b)	10,778	190,555
Incyte Corp.(b)	5,549	405,465
Intel Corp.	73,876	4,722,893
International Flavors & Fragrances, Inc.	142,102	18,630,993
Intuit, Inc.	100,766	28,252,771
Intuitive Surgical, Inc.(b)	3,589	2,009,050
JBS SA	862,485	5,554,415
Johnson & Johnson	1,114,792	165,959,085
JPMorgan Chase & Co.	1,367,179	180,959,812
KLA Corp.	20,701	3,430,984

Security	Shares	Value

United States (continued)
KraneShares CSI China Internet ETF	142,676	$6,861,289
Kroger Co.	74,279	1,995,134
L3Harris Technologies, Inc.	1,724	381,573
Lam Research Corp.	6,726	2,005,760
Lear Corp.	7,958	980,266
Lennar Corp., Class A	1,311,901	87,057,750
Liberty Broadband Corp., Class C(b)	35,472	4,715,293
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	477,646	23,199,266
Liberty Media Corp. — Liberty SiriusXM, Class C(b)	800,366	39,233,941
Lockheed Martin Corp.	1,379	590,377
Lookout, Inc., (Acquired 03/04/15, cost $2,002,652)(a)(g)	175,316	94,671
Lowe’s Cos., Inc.	783,967	91,128,324
LyondellBasell Industries NV, Class A	348,810	27,158,347
Marathon Petroleum Corp.	389,703	21,238,814
Marsh & McLennan Cos., Inc.	1,121,998	125,506,696
Marvell Technology Group Ltd.	666,497	16,022,588
Masco Corp.	305,390	14,512,133
Mastercard, Inc., Class A	413,312	130,581,793
McDonald’s Corp.	537,453	114,998,818
McKesson Corp.	10,009	1,427,384
Medtronic PLC	81,795	9,442,415
Merck & Co., Inc.	1,404,794	120,025,599
Micron Technology, Inc.(b)	584,276	31,019,213
Microsoft Corp.	2,457,726	418,378,697
Mondelez International, Inc., Class A	188,451	10,813,318
Monster Beverage Corp.(b)	18,999	1,265,333
Morgan Stanley	2,482,365	129,728,395
Motorola Solutions, Inc.	112,059	19,834,443
Newmont Corp.	947,460	42,692,548
NextEra Energy, Inc.	617,141	165,517,216
NIKE, Inc., Class B	25,708	2,475,680
Northrop Grumman Corp.	4,268	1,598,665
NVIDIA Corp.	249,306	58,943,418
Okta, Inc.(b)	37,512	4,803,412
Omnicom Group, Inc.	84,612	6,372,130
ONEOK, Inc.	1,961,478	146,855,858
Oracle Corp.	927,535	48,649,211
Packaging Corp. of America	13,364	1,279,603
Palo Alto Networks, Inc.(b)	40,074	9,408,574
PayPal Holdings, Inc.(b)(c)	273,872	31,191,282
Peloton Interactive, Inc., Class A(b)(c)	752,876	24,363,067
PepsiCo, Inc.	128,828	18,296,153
Pfizer, Inc.	2,980,329	110,987,452
Philip Morris International, Inc.	61,519	5,087,621
Phillips 66	20,667	1,888,344
PPG Industries, Inc.	852,450	102,157,608
Procter & Gamble Co.	53,231	6,633,647
Proofpoint, Inc.(b)(c)	19,536	2,399,216
Prudential Financial, Inc.	17,594	1,602,110
PTC, Inc.(b)	107,461	8,932,158
QUALCOMM, Inc.	19,297	1,646,227

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Raytheon Co.	829,783	$183,332,256
Regeneron Pharmaceuticals, Inc.(b)	439	148,356
Regions Financial Corp.	2,439,325	37,980,290
Reinsurance Group of America, Inc.	16,289	2,346,430
Rockwell Automation, Inc.	8,250	1,581,195
Ross Stores, Inc.	23,681	2,656,771
Royal Caribbean Cruises Ltd.	320,969	37,579,051
salesforce.com, Inc.(b)	698,535	127,349,916
Schlumberger Ltd.	126,615	4,242,869
ServiceNow, Inc.(b)	147,648	49,938,983
Simply Good Foods Co.(b)	286,516	6,581,273
Splunk, Inc.(b)	61,825	9,598,950
Square, Inc., Class A(b)	3,738	279,191
Starbucks Corp.	898,691	76,235,958
Stryker Corp.	60,620	12,772,634
Sysco Corp.	20,022	1,644,607
Target Corp.	450,659	49,905,978
Tesla, Inc.(b)	16,532	10,755,223
Texas Instruments, Inc.	9,502	1,146,416
Thermo Fisher Scientific, Inc.	272,118	85,224,636
TJX Cos., Inc.	1,492,971	88,145,008
Travelers Cos., Inc.	84,819	11,163,877
Truist Financial Corp.	1,738,892	89,674,660
U.S. Bancorp	310,664	16,533,538
Uber Technologies, Inc., (Acquired 06/01/14, Cost $90,664,966)(b)(c)	2,244,606	81,456,752
Union Pacific Corp.	617,007	110,703,396
United Airlines Holdings, Inc.(b)	31,049	2,322,465
United Parcel Service, Inc., Class B	7,274	753,004
United Rentals, Inc.(b)	8,942	1,213,340
United Technologies Corp.	925,650	139,032,630
UnitedHealth Group, Inc.	673,049	183,372,200
Valero Energy Corp.	21,756	1,834,248
VeriSign, Inc.(b)	16,368	3,406,836
Verizon Communications, Inc.	210,524	12,513,547
Vertex Pharmaceuticals, Inc.(b)	137,637	31,250,481
Visa, Inc., Class A	226,563	45,079,240
Vistra Energy Corp.	494,651	11,139,541
VMware, Inc., Class A(b)	13,441	1,990,074
Walmart, Inc.	993,389	113,733,107
Walt Disney Co.	22,264	3,079,334
Wells Fargo & Co.	239,937	11,262,643
Western Digital Corp.	24,590	1,610,645
Weyerhaeuser Co.	538,694	15,595,191
Williams Cos., Inc.	1,834,988	37,965,902
Willis Towers Watson PLC	4,703	993,697
Workday, Inc., Class A(b)	508	93,792
Wyndham Destinations, Inc.	35,375	1,716,749
Xcel Energy, Inc.	20,426	1,413,275
Xilinx, Inc.	357,492	30,200,924
Yum! Brands, Inc.	20,709	2,190,391
Zillow Group, Inc., Class C(b)	75,312	3,480,168
Zoetis, Inc.	18,643	2,502,077

Security		Share	Value

United States (continued)
Zscaler, Inc.(b)		40,198	$2,254,706

			8,609,801,371

Total Common Stocks — 58.3% (Cost — $10,257,255,292)			13,676,728,981

		Par (000)

Corporate Bonds — 3.6%

Australia — 0.7%
Quintis Australia Pty. Ltd.(a)(d)(i)(x):
(0.00% Cash), 12.00%, 10/01/28	USD	82,685	82,684,528
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		75,937	75,937,178

			158,621,706

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/49(b)(j)(k)(l)		39,500	39,500

France — 0.1%
Danone SA, 2.59%, 11/02/23(d)		17,597	18,059,272

Greece — 0.1%
Ellaktor Value PLC, 6.38%, 12/15/24(d)	EUR	17,120	19,457,652

India — 0.0%
REI Agro Ltd., 5.50%, 11/13/20(a)(b)(l)	USD	52,701	445

Japan — 0.0%
Mitsubishi UFJ Financial Group, Inc., 3.78%, 03/02/25		7,739	8,378,282

Luxembourg — 0.0%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(d)		5,955	6,093,930

Netherlands — 0.1%
ING Groep NV, 4.10%, 10/02/23		25,250	27,093,903

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(d)(j)	SGD	21,500	15,864,403

Switzerland — 0.1%
UBS Group AG, 4.13%, 09/24/25(d)	USD	11,462	12,653,239

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/20(a)(b)(d)(j)(l)(x)		140,850	18,662,625

United Kingdom — 0.0%
HSBC Holdings PLC(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(m)		8,778	9,005,049

United States — 2.3%
Allergan Funding SCS, 3.45%, 03/15/22		16,681	17,171,297
Allergan Sales LLC, 5.00%, 12/15/21(d)		9,113	9,552,302

7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Bank of America Corp.:
4.13%, 01/22/24	USD	21,367	$23,205,929
4.00%, 01/22/25		8,210	8,898,824
Becton Dickinson & Co.:
3.13%, 11/08/21		14,890	15,214,583
2.89%, 06/06/22		19,791	20,247,146
Broadcom, Inc., 3.13%, 04/15/21(d)		25,983	26,356,984
Capital One Financial Corp.:
3.20%, 01/30/23		12,203	12,657,637
3.30%, 10/30/24		7,998	8,436,937
Cigna Corp.:
3.40%, 09/17/21		20,830	21,375,285
3.75%, 07/15/23		17,737	18,754,602
Citigroup, Inc.(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(m)		26,429	27,811,058
Comcast Corp., 3.70%, 04/15/24		32,672	35,151,344
CSC Holdings LLC, 5.50%, 05/15/26(d)		4,274	4,477,891
Energy Transfer Operating LP, 4.05%, 03/15/25		6,058	6,430,463
Enterprise Products Operating LLC:
3.35%, 03/15/23		14,931	15,573,412
3.90%, 02/15/24		4,010	4,296,148
Goldman Sachs Group, Inc.:
(3 mo. LIBOR US + 1.05%), 2.91%, 06/05/23(m)		15,362	15,702,569
3.63%, 02/20/24		17,906	19,044,131
Hughes Satellite Systems Corp., 7.63%, 06/15/21		3,567	3,814,193
iHeartCommunications, Inc.:
6.38%, 05/01/26		15,276	16,497,859
8.38%, 05/01/27		5,523	6,005,692
JPMorgan Chase & Co.(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(m)		20,487	22,093,252
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29		2,089	2,409,764
Morgan Stanley:
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(m)		15,015	15,449,524
Series F, 3.88%, 04/29/24		12,980	13,981,352
ONEOK Partners LP, 4.90%, 03/15/25		11,930	13,328,721
ONEOK, Inc., 2.75%, 09/01/24		7,067	7,221,624
PayPal Holdings, Inc., 2.65%, 10/01/26		3,780	3,890,663
TransDigm, Inc., 6.25%, 03/15/26(d)		45,201	48,749,278
Verizon Communications, Inc., 3.50%, 11/01/24		17,077	18,299,564
VICI Properties LP/VICI Note Co., Inc.(d)(n):
3.50%, 02/15/25		3,385	3,436,587
3.75%, 02/15/27		3,595	3,612,975
4.13%, 08/15/30		4,285	4,339,848
Vistra Operations Co. LLC, 5.63%, 02/15/27(d)		15,658	16,284,320

Security		Par (000)	Value

United States (continued)
Wells Fargo & Co.:
3.07%, 01/24/23	USD	3,513	$3,591,455
3.75%, 01/24/24		11,256	12,021,436
Wells Fargo Bank N.A., 3.55%, 08/14/23		13,358	14,130,965
Williams Cos., Inc., 3.70%, 01/15/23		10,086	10,494,363

			550,011,977

Total Corporate Bonds — 3.6% (Cost — $1,038,023,199)			843,941,983

Floating Rate Loan Interests (o) — 0.6%

France — 0.1%
Casino Guichard-Perrachon, EUR Term Loan B, (EURIBOR + 5.50%), 5.50%, 01/31/24	EUR	24,454	27,327,085

Netherlands — 0.2%
Ziggo BV, 2019 EUR Term Loan H, (EURIBOR + 3.00%), 2.65%, 01/31/29		43,300	48,048,044

United States — 0.3%
Fieldwood Energy LLC, 1.00% Floor):
Exit 1st Lien TL, (3 mo. LIBOR + 5.25%, 7.18%, 04/11/22	USD	11,070	9,415,384
Exit 2nd Lien TL, (3 mo. LIBOR + 7.25%, 9.03%, 04/11/23		14,945	8,991,992
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 3.41%, 06/22/26		24,045	24,129,236
iHeartCommunications, Inc.:
2020 Term Loan, 1.00%, 05/01/26		8,541	8,547,730
Exit Term Loan, (1 mo. LIBOR + 4.00%), 5.78%, 05/01/26		8,607	8,613,463
Opendoor GP II LLC, Mezzanine Term Loan, (Fixed + 10.00%), 3.33%, 01/23/26(a)		7,955	7,955,000

			67,652,805

Total Floating Rate Loan Interests — 0.6% (Cost — $149,967,368)			143,027,934

Foreign Agency Obligations — 8.6%

Argentina — 0.2%
Argentine Republic Government International Bond:
3.38%, 01/15/23	EUR	13,433	6,648,171
6.88%, 01/26/27	USD	36,825	16,594,265
5.88%, 01/11/28		39,872	17,456,460
5.25%, 01/15/28	EUR	3,165	1,469,872

8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Argentina (continued)
7.82%, 12/31/33	EUR	14,815	$8,733,726

			50,902,494

Australia — 0.3%
Australia Government Bond, 3.00%, 03/21/47	AUD	65,499	57,972,912

Brazil — 0.5%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23	BRL	422,068	109,922,832

Canada — 1.4%
Canadian Government Bond:
0.50%, 03/01/21	CAD	51,442	38,543,018
1.25%, 09/01/24		375,619	286,292,408

			324,835,426

China — 2.9%
China Government Bond, 3.29%, 05/23/29(n)	CNY	4,666,030	678,528,943

Germany — 0.3%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/50	EUR	53,404	58,144,646

Indonesia — 0.2%
Indonesia Treasury Bond, 8.25%, 05/15/29	IDR	629,232,000	50,504,450

Italy — 1.3%
Italy Buoni Poliennali Del Tesoro:
3.00%, 08/01/29	EUR	149,396	198,278,304
3.85%, 09/01/49(d)		70,432	111,544,445

			309,822,749

Japan — 0.3%
Japan Government Thirty Year Bond, 0.40%, 09/20/49	JPY	8,715,800	81,014,992

Mexico — 0.2%
Mexican Bonos:
8.00%, 09/05/24	MXN	512,495	28,664,638

Security		Par (000)	Value

Mexico (continued)
10.00%, 12/05/24	MXN	481,971	$29,152,754

			57,817,392

Russia — 0.1%
Russian Federal Bond-OFZ, 6.90%, 05/23/29	RUB	1,585,470	26,189,051

South Africa — 0.2%
Republic of South Africa Government Bond, 8.00%, 01/31/30	ZAR	835,416	52,117,258

Spain — 0.7%
Spain Government Bond, 0.60%, 10/31/29(d)	EUR	144,005	165,423,051

Total Foreign Agency Obligations — 8.6% (Cost — $2,034,524,125)			2,023,196,196

		Shares

Investment Companies — 2.8%

Equity Funds — 2.8%
Consumer Discretionary Select Sector SPDR Fund		318,900	39,964,548
Financial Select Sector SPDR Fund		982,369	29,431,775
Industrial Select Sector SPDR Fund(c)		359,100	29,126,601
iShares China Large-Cap ETF(c)(x)		994,541	39,523,059
iShares MSCI Emerging Markets ETF(x)		1,323,042	55,713,299
iShares Russell 2000 ETF(c)(x)		540,119	86,705,303
iShares S&P 500 Value ETF(c)(x)		231,214	29,274,005
SPDR Gold Shares(b)(u)		1,777,579	265,445,872
SPDR S&P 500 ETF Trust		230,757	74,241,450

Total Investment Companies — 2.8% (Cost — $648,265,055)			649,425,912

		Par (000)

Non-Agency Mortgage-Backed Securities — 0.1%

Commercial Mortgage-Backed Securities — 0.1%
BX Trust, Series 2019-OC11, Class E, 4.08%, 12/09/41(d)	USD	11,784	12,179,810

Scientific Instruments: Control & Filter — 0.0%
BX Trust, Series 2019-OC11, Class D, 4.08%, 12/09/41(d)		8,408	8,976,024

Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost — $19,967,745)			21,155,834

9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Preferred Securities – 2.1%

Capital Trusts — 0.9%

Netherlands — 0.0%
ING Groep NV, 6.00%(m)(p)	8,753	$8,797,640

United Kingdom — 0.3%
HSBC Holdings PLC, 6.38%(m)(p)	34,034	36,969,433
Lloyds Bank PLC, 13.00%(m)(p)	15,986	38,209,480

		75,178,913

United States — 0.6%
American Express Co., Series C, 4.90%(m)(p)	11,560	11,553,758
Citigroup, Inc.,(m)(p):
Series O, 5.88%	34,525	34,691,065
Series Q, 5.95%	16,009	16,289,157
Goldman Sachs Group, Inc., Series M, 5.38%(m)(p)	16,309	16,430,502
Morgan Stanley, Series H, 5.44%(m)(p)	13,155	13,220,775
NBCUniversal Enterprise, Inc., 5.25%(d)(p)	13,483	13,916,344
Prudential Financial, Inc.(m):
5.88%, 09/15/42	10,017	10,768,275
5.63%, 06/15/43	6,650	7,191,781
USB Capital IX, 3.50%(m)(p)	5,591	5,059,855

		129,121,512

Total Capital Trusts — 0.9% (Cost — $199,874,638)		213,098,065

	Shares

Preferred Stocks — 1.0%

Brazil — 0.0%
Banco Bradesco SA, Preference Shares, 0.00%	5,732	44,021
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares, 0.00%	6,553	62,537
Itau Unibanco Holding SA, Preference Shares, 0.00%	1,391,914	10,667,029

		10,773,587

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	663,719	67,501,835

United States — 0.7%
C3.ai, Inc., Series D, (Acquired 10/07/19, cost $21,206,692), 0.00%(a)(g)	4,782,853	24,105,579
C3.ai, Inc., Series E, (Acquired 10/07/19, cost $2,435,741), 0.00%(a)(g)	549,345	2,768,699

Security		Shares	Value

United States (continued)
Databricks, Inc., Series F, (Acquired 10/22/2019, cost $11,769,837), 0.00%(a)(g)		274,046	$13,187,093
Grand Rounds, Inc., Series C, (Acquired 3/31/15, cost $26,357,523), 0.00%(a)(g)		9,493,075	27,055,264
Grand Rounds, Inc., Series D, (Acquired 05/01/18, cost $4,824,038), 0.00%(a)(g)		1,990,402	5,612,934
Lookout, Inc., Series F, (Acquired 9/19/14, cost $50,945,690), 0.00%(a)(g)		4,459,883	34,653,291
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474), 0.00%(a)(g)		9,583,601	60,951,702

			168,334,562

Total Preferred Stocks — 1.0% (Cost — $252,947,054)			246,609,984

Trust Preferreds — 0.2%

United States — 0.2%
Citigroup Capital XIII, 8.14%, 10/30/40(m)		715,369	20,159,098
GMAC Capital Trust I, Series 2, 7.48%, 2/15/40(m)		785,823	20,942,183
Wells Fargo & Co., Series L, 7.50%(j)(p)		8,768	13,551,470

Total Trust Preferreds — 0.2% (Cost — $46,763,614)			54,652,751

Total Preferred Securities — 2.1% (Cost — $499,585,306)			514,360,800

		Par (000)

U.S. Government Sponsored Agency Securities — 6.8%

Mortgage-Backed Securities — 6.8%
Fannie Mae Mortgage-Backed Securities(q):
3.00%, 02/01/50	USD	760,865	778,109,884
3.50%, 02/01/50		240,916	248,689,816
4.00%, 02/01/50		351,387	367,117,032
Ginnie Mae Mortgage-Backed Securities, 3.50%, 02/01/50(q)		191,878	197,934,342

Total U.S. Government Sponsored Agency Securities — 6.8% (Cost — $1,587,123,309)			1,591,851,074

10

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 10.7%
U.S. Treasury Bonds, 2.38%, 11/15/49(r)(s)	USD	198,392	$214,527,173
U.S. Treasury Inflation Indexed Notes:
0.50%, 04/15/24		992,616	1,019,818,209
0.13%, 10/15/24		222,733	226,910,670
U.S. Treasury Inflation Protected Security, 0.63%, 04/15/23		101,524	103,793,395
U.S. Treasury Notes:
1.75%, 12/31/26		378,305	386,196,616
1.75%, 11/15/29(r)(s)		543,581	554,898,321

Total U.S. Treasury Obligations — 10.7% (Cost — $2,446,076,645)			2,506,144,384

Total Long-Term Investments — 93.6% (Cost — $18,680,788,044)			21,969,833,098

Short-Term Securities — 15.4%

Foreign Agency Obligations — 3.7%
Japan Treasury Discount Bill(t):
(0.20%), 02/03/20	JPY	16,728,300	154,385,469
(0.24%), 02/10/20		18,899,450	174,426,356
(0.10%), 03/30/20		21,878,050	201,948,063
(0.14%), 04/06/20		20,799,200	191,995,192
(0.13%), 04/27/20		16,326,150	150,718,772

Total Foreign Agency Obligations — 3.7% (Cost — $869,475,867)			873,473,852

		Shares

Money Market Fund — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(w)(x)		64,087,562	64,087,562
SL Liquidity Series, LLC, Money Market Series, 1.74%(v)(w)(x)		166,383,249	166,433,163

Total Money Market Fund— 1.0% (Cost — $230,500,915)			230,520,725

Security		Par (000)	Value

Time Deposits — 0.0%

Australia — 0.0%
Brown Brothers Harriman & Co., 0.34%, 02/03/20	AUD	270	$180,965

Canada — 0.0%
Brown Brothers Harriman & Co., 0.84%, 02/03/20	CAD	1,806	1,364,568

Denmark — 0.0%
Brown Brothers Harriman & Co., (0.90%), 02/03/20	DKK	244	36,231

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.84%, 02/03/20	HKD	3,092	398,064

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.10%, 02/03/20	ZAR	35,615	2,373,003

United States — 0.0%
Citibank NA, New York, 1.56%, 02/03/20	USD	92	92,045

Total Time Deposits — 0.0% (Cost — $4,445,079)			4,444,876

U.S. Treasury Obligations — 10.7%
U.S. Treasury Bills(t):
1.51%, 02/04/20		50,000	49,998,087
1.50%, 02/06/20		100,000	99,987,812
1.51%, 02/11/20		100,000	99,968,194
1.52%, 02/18/20		100,000	99,939,271
1.66%, 02/27/20		58,677	58,619,794
1.53%, 03/03/20		125,000	124,845,686
1.88%, 03/05/20		151,867	151,666,125
1.55%, 03/12/20		75,000	74,878,578
1.64%, 03/19/20		45,000	44,914,640
1.53%, 03/26/20		7,500	7,483,601
1.59%, 04/02/20		225,000	224,443,188
1.55%, 04/09/20		100,000	99,718,583
1.60%, 04/16/20		263,000	262,186,266
1.55%, 04/23/20		49,000	48,833,745
1.56%, 04/30/20		142,000	141,478,329
1.56%, 05/07/20(n)		225,000	224,098,187
1.57%, 05/14/20		99,000	98,576,848
1.58%, 05/21/20		163,000	162,253,378
1.53%, 05/28/20		124,150	123,546,786
1.55%, 06/04/20		50,000	49,743,264
0.69%, 06/11/20		130,000	129,297,679
1.53%, 06/18/20		60,000	59,659,622
1.75%, 11/15/20(u)		75,132	75,243,925

Total U.S. Treasury Obligations — 10.7% (Cost — $2,511,066,577)			2,511,381,588

11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Total Short-Term Securities — 15.4% (Cost — $3,615,488,438)			$3,619,821,041

Options Purchased — 0.3% (Cost — $104,163,367)			72,330,113

Total Investments Before Investments Sold Short and Options Written — 109.3% (Cost — $22,400,439,849)			25,661,984,252

TBA Sale Commitments — (2.2%)

Mortgage-Backed Securities — (2.2%)
Fannie Mae Mortgage-Backed Securities3.00%, 02/15/50(q)	USD	489,856	(500,959,215)

Total TBA Sale Commitments — (2.2%) (Proceeds — $498,113,242)			(500,959,215)

Security	Shares	Value

Investments Sold Short — (0.2%)

Common Stocks — (0.2%)

Germany — 0.0%
TUI AG	(790,034)	$(8,094,275)

United States — (0.2%)
3M Co.	(142,761)	(22,650,460)
Netflix, Inc.(b)	(38,593)	(13,318,059)

		(35,968,519)

Total Investments Sold Short — (0.2%) (Proceeds — $46,639,537)		(44,062,794)

Options Written — (0.2%) (Premiums Received — $61,473,203)		(52,844,659)

Total Investments, Net of Investments Sold Short, TBA Sale Commitments and Options Written — 106.7% (Cost — $21,794,213,867)		25,064,117,584

Liabilities in Excess of Other Assets — (6.7%)		(1,590,636,699)

Net Assets — 100.0%		$23,473,480,885

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $193,539,873 representing 0.8% of its net assets as of period end, and an original cost of $203,005,684.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.

12

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	When-issued security.
(o)	Variable rate security. Rate shown is the rate in effect as of period end.
(p)	Perpetual security with no stated maturity date.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged in connection with outstanding futures contracts.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Rates shown are discount rates or a range of discount rates as of period end.
(u)	Wholly owned subsidiary.
(v)	Annualized 7-day yield as of period end.
(w)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(x)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Par/Shares Held at 10/31/19	Par/ Shares Purchased	Par/ Shares Sold	Par/ Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Bio City Development Co. BV	$140,850,000	$—	$—	$140,850,000	$18,662,625	$174,167		$—	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	15,160,728	48,926,834	—	64,087,562	64,087,562	174,226		—	—
iShares China Large-Cap ETF	—	1,739,512	(744,971)	994,541	39,523,059	445,819		(809,307)	(3,151,517)
iShares MSCI Emerging Markets ETF	—	1,346,371	(23,329)	1,323,042	55,713,299	—		30,455	(3,342,004)
iShares Russell 2000 ETF	—	552,700	(12,581)	540,119	86,705,303	—		61,906	(3,263,635)
iShares S&P 500 Value ETF	97,927	143,520	(10,233)	231,214	29,274,005	176,263		25,484	538,842
Quintis Australia Pty. Ltd.	$75,937,178	—	—	75,937,178	$1,019,818,209	$1,423,822		$—	$18,302,960
Quintis Australia Pty. Ltd.	$82,684,528	—	—	82,684,528	$82,684,528	$—		$—	$66,373
Quintis HoldCo Pty. Ltd.	43,735,802	—	—	43,735,802	33,082,725	—		—	6,852,857
SL Liquidity Series, LLC, Money Market Series(b)	132,202,187	34,181,062	—	166,383,249	166,433,163	500,819	(c)	1,480	11,344

					$1,595,984,478	$2,895,116		$(689,982)	$16,015,220

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

Currency Abbreviations (continued)

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipts

ETF — Exchange-Traded Fund

JSC — Joint Stock Company

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depository Receipts

PIK — Payment-In-Kind

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2,081	03/20/20	$273,977	$4,699,734
10-Year U.S. Ultra Long Treasury Note	2,692	03/20/20	392,107	10,409,945
DAX Index	8	03/20/20	2,882	(43,151)
MSCI Emerging Markets Index	631	03/20/20	33,131	(1,957,816)
NASDAQ 100 E-Mini Index	634	03/20/20	114,091	3,694,007
Ultra Long U.S. Treasury Bond	537	03/20/20	104,010	1,423,944
2-Year U.S. Treasury Note	16,932	03/31/20	3,663,397	14,438,850

				32,665,513

Short Contracts
Euro Bund Futures	542	03/06/20	105,217	(1,979,229)
Yen Denom Nikkei Index	355	03/12/20	37,202	1,311,999
SPI 200 Index	159	03/19/20	18,504	(439,333)
Euro Stoxx 50 Index	1,314	03/20/20	53,031	1,499,699
S&P 500 E-Mini Index	4,270	03/20/20	688,324	18,250,583
5-Year U.S. Treasury Note	2,898	03/31/20	348,688	(4,257,468)

				14,386,251

				$47,051,764

14

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	117,636,409	AUD	175,096,000	Morgan Stanley & Co. International PLC	02/07/20	$421,885
CHF	57,846,000	USD	58,730,660	Deutsche Bank AG	02/14/20	1,366,696
USD	18,080,583	BRL	75,339,983	Credit Suisse International	02/14/20	498,958
GBP	83,710,000	USD	108,493,643	Barclays Bank PLC	02/27/20	2,112,967
EUR	115,437,000	USD	127,857,456	BNP Paribas S.A.	03/05/20	403,194
USD	7,249,337	EUR	6,482,000	Morgan Stanley & Co. International PLC	03/05/20	47,266
USD	58,144,463	SGD	79,298,000	Citibank N.A.	03/05/20	30,861
USD	24,507,909	ZAR	366,712,768	BNP Paribas S.A.	03/05/20	171,001
USD	16	ZAR	232	Morgan Stanley & Co. International PLC	03/05/20	—
CHF	54,873,000	USD	55,840,095	Deutsche Bank AG	03/06/20	1,252,348
USD	62,664,655	BRL	263,743,000	Deutsche Bank AG	03/06/20	1,182,322
USD	23,769,240	NZD	36,214,000	Morgan Stanley & Co. International PLC	03/12/20	349,641
USD	4,832,668	EUR	4,319,000	Morgan Stanley & Co. International PLC	03/13/20	31,516
USD	47,650,641	NZD	72,598,000	Morgan Stanley & Co. International PLC	03/13/20	700,865
USD	4,833,182	EUR	4,316,000	Morgan Stanley & Co. International PLC	03/26/20	31,524
CAD	63,658,000	NOK	435,484,378	Bank of America N.A.	03/27/20	744,507
JPY	11,688,461,000	USD	108,116,012	JPMorgan Chase Bank N.A.	03/27/20	59,789
USD	64,514,803	ZAR	957,283,552	Bank of America N.A.	04/03/20	1,225,117
GBP	27,136,000	USD	35,356,857	HSBC Bank USA N.A.	04/09/20	538,502
GBP	36,610,000	USD	48,001,934	HSBC Bank USA N.A.	04/09/20	425,583
GBP	104,073,795	USD	135,686,450	JPMorgan Chase Bank N.A.	04/16/20	2,007,310
GBP	205	USD	267	Morgan Stanley & Co. International PLC	04/16/20	4
USD	27,822,821	CAD	36,339,000	Morgan Stanley & Co. International PLC	04/16/20	364,746
GBP	441	USD	575	JPMorgan Chase Bank N.A.	04/23/20	8
GBP	104,074,559	USD	135,719,938	JPMorgan Chase Bank N.A.	04/23/20	2,000,330
GBP	103,740,000	USD	135,334,307	JPMorgan Chase Bank N.A.	04/30/20	1,968,668
RUB	1,373,472,800	USD	21,065,534	BNP Paribas S.A.	04/30/20	221,325
RUB	2,550,735,200	USD	39,242,080	JPMorgan Chase Bank N.A.	04/30/20	290,657
USD	12,564,903	IDR	175,154,743,610	BNP Paribas S.A.	04/30/20	2,060
USD	20,969,288	IDR	291,944,915,361	BNP Paribas S.A.	04/30/20	29,758
USD	13,820,865	IDR	192,662,861,619	JPMorgan Chase Bank N.A.	04/30/20	2,266
USD	50,256,282	IDR	700,572,573,410	JPMorgan Chase Bank N.A.	04/30/20	8,239
IDR	863,517,166,000	USD	60,364,709	JPMorgan Chase Bank N.A.	05/04/20	1,540,600
MXN	1,191,765,000	USD	60,624,936	Goldman Sachs International	05/04/20	1,627,885
USD	57,915,075	BRL	244,141,000	Credit Suisse International	05/04/20	1,148,660
USD	47,237,000	CNH	330,375,578	Morgan Stanley & Co. International PLC	05/07/20	175,950
JPY	4,466,116,000	USD	40,868,539	JPMorgan Chase Bank N.A.	05/08/20	557,519
USD	67,203,468	BRL	283,686,000	Deutsche Bank AG	05/08/20	1,256,419

						24,796,946

AUD	87,561,000	USD	60,267,799	Bank of America N.A.	02/07/20	(1,651,834)

15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	87,535,000	USD	60,493,959	Morgan Stanley & Co. International PLC	02/07/20	$(1,895,400)
JPY	18,465,945,000	USD	171,155,821	Barclays Bank PLC	02/28/20	(518,959)
USD	55,623,958	INR	4,042,193,000	Citibank N.A.	02/28/20	(688,255)
USD	7,235,910	JPY	793,884,000	Morgan Stanley & Co. International PLC	02/28/20	(100,074)
JPY	6,079,727,000	USD	56,340,510	Deutsche Bank AG	03/05/20	(142,058)
USD	50,713,959	CLP	40,723,309,000	Morgan Stanley & Co. International PLC	03/05/20	(148,649)
BRL	151,034,000	USD	36,141,182	Credit Suisse International	03/06/20	(932,958)
EUR	41,079,000	USD	45,796,143	Deutsche Bank AG	03/06/20	(150,956)
AUD	140,239,000	USD	96,024,546	Morgan Stanley & Co. International PLC	03/11/20	(2,087,278)
EUR	81,044,000	USD	90,407,338	UBS AG	03/12/20	(321,538)
NZD	36,214,000	USD	23,636,009	Morgan Stanley & Co. International PLC	03/12/20	(216,409)
EUR	144,665,000	USD	160,852,435	Morgan Stanley & Co. International PLC	03/13/20	(37,763)
JPY	10,826,641,000	USD	100,194,417	Morgan Stanley & Co. International PLC	03/13/20	(72,864)
NOK	348,642,000	USD	38,036,565	Morgan Stanley & Co. International PLC	03/13/20	(126,681)
NZD	72,598,000	USD	47,471,324	Morgan Stanley & Co. International PLC	03/13/20	(521,548)
AUD	69,668,000	USD	48,187,266	Morgan Stanley & Co. International PLC	03/19/20	(1,514,140)
EUR	72,895,000	USD	81,374,788	Morgan Stanley & Co. International PLC	03/19/20	(312,221)
AUD	69,868,000	USD	48,267,700	Morgan Stanley & Co. International PLC	03/20/20	(1,459,719)
EUR	51,814,000	USD	57,856,103	Morgan Stanley & Co. International PLC	03/20/20	(233,022)
AUD	70,371,000	USD	48,344,560	Morgan Stanley & Co. International PLC	03/26/20	(1,194,349)
EUR	142,132,000	USD	159,438,603	Goldman Sachs International	03/26/20	(1,313,178)
USD	113,123,057	JPY	12,322,653,000	Goldman Sachs International	03/26/20	(915,782)
AUD	69,856,000	USD	48,328,826	Bank of America N.A.	03/27/20	(1,522,808)
AUD	17,520,000	USD	12,107,779	Morgan Stanley & Co. International PLC	03/27/20	(368,753)
NOK	436,028,017	CAD	63,658,000	HSBC Bank USA N.A.	03/27/20	(685,390)
ZAR	957,283,552	USD	65,914,542	HSBC Bank USA N.A.	04/03/20	(2,624,855)
AUD	51,725,000	USD	36,060,860	UBS AG	04/09/20	(1,394,615)
BRL	100,256,000	USD	23,881,849	Deutsche Bank AG	04/17/20	(556,678)
USD	59,939,026	RUB	3,924,208,000	Bank of America N.A.	04/30/20	(880,570)
BRL	244,141,000	USD	59,488,548	Credit Suisse International	05/04/20	(2,722,132)
USD	59,924,855	IDR	863,517,166,000	JPMorgan Chase Bank N.A.	05/04/20	(1,980,454)
USD	59,672,388	MXN	1,191,765,000	Citibank N.A.	05/04/20	(2,580,433)
ZAR	456,435,000	USD	30,858,989	Barclays Bank PLC	05/07/20	(816,191)
EUR	101,149,000	USD	112,875,547	JPMorgan Chase Bank N.A.	05/08/20	(52,505)

						(32,741,019)

	Net unrealized depreciation					$(7,944,073)

16

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

Interest Rate Caps — Purchased

Description	Exercise Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Call
2Y-10Y CMS Index CAP	0.50%	Goldman Sachs International	2/27/20	USD	2,314,244	$23	$3,008,517	$(3,008,494)
2Y-10Y CMS Index CAP	0.50	Goldman Sachs International	8/27/20	USD	2,298,002	1,317,743	5,859,905	(4,542,162)

						$1,317,766	$8,868,422	$(7,550,656)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amazon.com, Inc.	408	02/21/20	USD	1,950.00	USD	81,956	$3,487,380
Autodesk, Inc.	1,211	02/21/20	USD	195.00	USD	23,839	759,903
Consumer Discretionary Select Sector SPDR Fund	22,327	02/21/20	USD	129.00	USD	279,802	3,069,962
Halliburton Co.	5,102	02/21/20	USD	26.00	USD	11,127	12,755
SPDR S&P 500 ETF Trust	3,259	02/21/20	USD	330.00	USD	104,852	480,703
SPDR S&P 500 ETF Trust	46,043	02/21/20	USD	332.00	USD	1,481,341	4,005,741
Schlumberger Ltd.	7,228	02/21/20	USD	42.50	USD	24,221	10,842
Tesla, Inc.	259	02/21/20	USD	560.00	USD	16,850	2,508,415
Apple, Inc.	383	03/20/20	USD	320.00	USD	11,854	322,678
SPDR S&P 500 ETF Trust	19,753	03/20/20	USD	335.00	USD	635,513	3,298,751
SPDR S&P 500 ETF Trust	7,525	03/20/20	USD	340.00	USD	242,102	481,600
SPDR S&P 500 ETF Trust	4,426	03/20/20	USD	$342.00	USD	142,398	190,318
Valero Energy Corp.	2,530	03/20/20	USD	100.00	USD	21,330	30,360
iShares China Large-Cap ETF	27,462	03/20/20	USD	45.00	USD	109,134	247,158
BP PLC — ADR	6,422	04/17/20	USD	39.00	USD	23,203	173,394
Marathon Petroleum Corp.	3,996	04/17/20	USD	62.50	USD	21,778	247,752

							19,327,712

Put
Financial Select Sector SPDR Fund	49,043	02/21/20	USD	29.00	USD	146,933	1,127,989
iShares iBoxx USD High Yield Corporate Bond ETF	12,359	02/21/20	USD	88.00	USD	108,178	1,143,207
iShares iBoxx USD High Yield Corporate Bond ETF	3,078	02/21/20	USD	87.00	USD	26,942	135,432
iShares iBoxx USD High Yield Corporate Bond ETF	1,881	03/20/20	USD	87.00	USD	16,464	152,361
iShares iBoxx USD High Yield Corporate Bond ETF	7,553	03/20/20	USD	88.00	USD	66,111	993,219
iShares iBoxx USD High Yield Corporate Bond ETF	5,493	04/17/20	USD	88.00	USD	48,080	920,078
iShares iBoxx USD High Yield Corporate Bond ETF	1,368	04/17/20	USD	87.00	USD	11,974	150,480

							4,622,766

							$23,950,478

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range	Notional Amount (000)	Value
Call
EUR-CHF Currency	Instant one-touch	Bank of America N.A.	05/25/20	EUR	1.17	CHF 1.16	1,615	$28,748
EUR-CHF Currency	Instant one-touch	Bank of America N.A.	05/25/20	EUR	1.17	CHF 1.16	1,602	28,516
USD-CNH Currency	One-touch	Standard Chartered Bank	06/16/20	USD	6.70	CNH 6.70	4,843	555,240
EUR-CHF Currency	Instant one-touch	Bank of America N.A.	08/25/20	EUR	1.55	CHF 1.17	1,615	43,103
EUR-CHF Currency	Instant one-touch	Bank of America N.A.	08/25/20	EUR	1.55	CHF 1.17	1,602	42,756

								$698,363

17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 08/15/30	3-Month LIBOR, 1.75%	Quarterly	1.08%	Semi-Annual	Bank of America N.A.	08/13/20	1.08%	USD 142,054	$944,209
Put
10-Year Interest Rate Swap, 04/10/30	1.88%	Semi-Annual	3-Month LIBOR, 1.75%	Quarterly	Bank of America N.A.	04/08/20	1.88	USD 242,374	369,832
10-Year Interest Rate Swap, 08/15/30	2.08	Semi-Annual	3-Month LIBOR, 1.75%	Quarterly	Bank of America N.A.	08/13/20	2.08	USD 141,092	431,491

									801,323

									$1,745,532

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
Agilent Technologies, Inc.	Nomura International Plc	349,093	02/21/20	USD	82.50	USD	28,821	$933,824
Alibaba Group Holding Ltd. — ADR	Societe Generale	141,172	02/21/20	USD	215.00	USD	29,165	575,276
DAX Index	Credit Suisse International	3,180	02/21/20	EUR	13,700.00	EUR	45,754	65,951
Euro Stoxx 50 Index	Credit Suisse International	103,280	02/21/20	EUR	3,825.00	EUR	416,758	166,087
Facebook, Inc., Class A	UBS AG	354,865	02/21/20	USD	208.00	USD	71,651	989,211
Lowe’s Cos., Inc.	Nomura International Plc	414,187	02/21/20	USD	123.00	USD	48,145	68,229
QUALCOMM, Inc.	Citibank N.A.	373,214	02/21/20	USD	90.00	USD	31,839	628,866
SPDR Gold Trust(a)	Societe Generale	1,070,068	02/21/20	USD	143.00	USD	159,793	7,115,952
Walt Disney Co.	Citibank N.A.	249,106	02/21/20	USD	140.00	USD	34,454	921,692
USD-JPY Currency	Deutsche Bank AG	—	02/26/20	JPY	110.00	USD	192,840	184,162
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	92,971	03/20/20	USD	215.00	USD	19,207	606,636
Alphabet, Inc., Class C	JPMorgan Chase Bank N.A.	31,222	03/20/20	USD	1,450.00	USD	44,780	1,648,522
BP PLC — ADR	Credit Suisse International	1,143,038	03/20/20	USD	40.00	USD	41,298	66,765
DAX Index	Credit Suisse International	3,454	03/20/20	EUR	14,000.00	EUR	49,696	88,105
DAX Index	Goldman Sachs International	2,714	03/20/20	EUR	13,600.00	EUR	39,049	185,112
Emerson Electric Co.	Citibank N.A.	837,530	03/20/20	USD	78.00	USD	59,992	492,066
Euro Stoxx 50 Index	Credit Suisse International	7,179	03/20/20	EUR	3,600.00	EUR	28,969	826,840
Euro Stoxx 50 Index	Credit Suisse International	15,686	03/20/20	EUR	3,900.00	EUR	63,296	35,663
Euro Stoxx 50 Index	Goldman Sachs International	9,564	03/20/20	EUR	3,800.00	EUR	38,593	141,072
Home Depot, Inc.	Nomura International Plc	230,994	03/20/20	USD	225.00	USD	52,690	2,142,469
McDonald’s Corp.	Nomura International Plc	107,460	03/20/20	USD	211.00	USD	22,993	670,585
SPDR Gold Trust(a)	Morgan Stanley & Co. International PLC	1,289,687	03/20/20	USD	146.00	USD	192,589	5,997,044
Starbucks Corp.	Citibank N.A.	223,200	03/20/20	USD	92.50	USD	18,934	103,788
SPDR Gold Trust(a)	Morgan Stanley & Co. International PLC	741,596	03/31/20	USD	149.00	USD	110,743	2,336,027
Lowe’s Cos., Inc.	Nomura International Plc	248,911	04/17/20	USD	125.00	USD	28,933	553,827
SPDR Gold Trust(a)	Societe Generale	530,531	04/17/20	USD	149.00	USD	79,224	1,898,357
USD-CNH Currency	Morgan Stanley & Co. International PLC	—	04/28/20	CNH	7.05	USD	144,097	1,190,818
SPDR Gold Trust(a)	Societe Generale	844,024	05/15/20	USD	151.00	USD	126,038	2,802,160

								$33,435,106

18

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD-JPY Currency	Morgan Stanley & Co. International PLC	—	02/10/20	JPY	108.00	USD	461,773	$1,458,741
USD-JPY Currency	Bank of America N.A.	—	03/11/20	JPY	99.00	USD	146,065	1,753
USD-JPY Currency	UBS AG	—	03/11/20	JPY	102.00	USD	292,129	66,313
EUR-JPY Currency	Deutsche Bank AG	—	03/12/20	JPY	119.00	EUR	63,329	332,071
USD-JPY Currency	Deutsche Bank AG	—	03/12/20	JPY	108.00	USD	84,440	598,511
EUR-USD Currency	Morgan Stanley & Co. International PLC	—	03/17/20	USD	1.08	EUR	332,279	111,660
USD-JPY Currency	Bank of America N.A.	—	04/06/20	JPY	103.50	USD	104,473	176,768
USD-JPY Currency	Morgan Stanley & Co. International PLC	—	04/22/20	JPY	108.25	USD	190,743	2,316,001
EUR-JPY Currency	UBS AG	—	04/23/20	JPY	120.00	EUR	105,681	1,282,462
USD-JPY Currency	HSBC Bank PLC	—	04/27/20	JPY	106.75	USD	177,677	1,329,024
USD-RUB Currency	Bank of America N.A.	—	04/30/20	RUB	63.00	USD	59,478	459,229
USD-BRL Currency	JPMorgan Chase Bank N.A.	—	05/04/20	BRL	3.93	USD	59,478	60,132
USD-IDR Currency	Bank of America N.A.	—	05/04/20	IDR	14,000.00	USD	59,478	841,672
USD-MXN Currency	Citibank N.A.	—	05/04/20	MXN	19.00	USD	59,478	609,649
USD-TRY Currency	Citibank N.A.	—	05/04/20	TRY	5.70	USD	118,956	128,948
USD-ZAR Currency	Citibank N.A.	—	05/04/20	ZAR	14.40	USD	118,956	972,463
EUR-USD Currency	Bank of America N.A.	—	07/23/20	USD	1.12	USD	35,879	437,471

								11,182,868

								$44,617,974

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Uber Technologies, Inc.	3,053	02/07/20	USD	41.00	USD	11,079	$(67,166)
Amazon.com, Inc.	615	02/21/20	USD	2,100.00	USD	123,536	(1,039,350)
Autodesk, Inc.	1,211	02/21/20	USD	200.00	USD	23,839	(457,153)
Schlumberger Ltd.	7,228	02/21/20	USD	47.50	USD	24,221	(14,456)
Tesla, Inc.	423	02/21/20	USD	610.00	USD	27,519	(2,424,848)
Autodesk, Inc.	1,211	02/28/20	USD	210.00	USD	23,839	(435,960)
Alphabet, Inc., Class C	517	03/20/20	USD	1,550.00	USD	74,150	(907,335)
Apple, Inc.	767	03/20/20	USD	335.00	USD	23,739	(310,635)
Bristol-Myers Squibb Co.	2,047	03/20/20	USD	65.00	USD	12,886	(287,603)
NVIDIA Corp.	474	03/20/20	USD	280.00	USD	11,207	(105,702)
NXP Semiconductors NV	885	03/20/20	USD	150.00	USD	11,227	(37,170)
Valero Energy Corp.	2,530	03/20/20	USD	110.00	USD	21,330	(10,120)
Amazon.com, Inc.	176	04/17/20	USD	2,100.00	USD	35,353	(944,680)
BP PLC — ADR	6,422	04/17/20	USD	43.00	USD	23,203	(25,688)
Marathon Petroleum Corp.	3,996	04/17/20	USD	70.00	USD	21,778	(39,960)
Bank of America Corp.	3,477	06/19/20	USD	38.00	USD	11,415	(90,402)
Charles Schwab Corp.	2,529	06/19/20	USD	52.50	USD	11,520	(202,320)
Citigroup, Inc.	1,182	06/19/20	USD	90.00	USD	8,795	(41,961)
JPMorgan Chase & Co.	884	06/19/20	USD	150.00	USD	11,701	(108,290)

							(7,550,799)

Put
SPDR S&P 500 ETF Trust	16,704	02/21/20	USD	305.00	USD	537,418	(2,104,704)
Wynn Resorts Ltd.	475	02/21/20	USD	115.00	USD	5,993	(135,612)
Wynn Resorts Ltd.	475	02/21/20	USD	110.00	USD	5,993	(86,925)
Autodesk, Inc.	1,211	02/28/20	USD	172.50	USD	23,839	(262,787)
Aptiv PLC	2,691	03/20/20	USD	75.00	USD	22,817	(168,187)
United Airlines Holdings, Inc.	3,029	03/20/20	USD	67.50	USD	22,657	(439,205)

							(3,197,420)

							$(10,748,219)

19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Put
USD-JPY Currency	Down-and-in	Bank of America N.A.	—	04/06/20	USD	100.00	USD	96.50	(104,473)	$(45,446)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 08/15/22	0.88%	Semi-Annual	3-Month LIBOR, 1.75%	Quarterly	Bank of America N.A.	08/13/20	0.88%	USD	701,514	$(845,822)

Put
2-Year Interest Rate Swap, 04/10/22	3-Month LIBOR, 1.75%	Quarterly	1.67%	Semi-Annual	Bank of America N.A.	04/08/20	1.67	USD	1,145,054	(175,377)
2-Year Interest Rate Swap, 08/15/22	3-Month LIBOR, 1.75%	Quarterly	1.8%8	Semi-Annual	Bank of America N.A.	08/13/20	1.88	USD	701,808	(156,545)

										(331,922)

										$(1,177,744)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Agilent Technologies, Inc.	Nomura International Plc	349,093	02/21/20	USD	$88.50	USD	28,821	$(206,544)
Alibaba Group Holding Ltd. — ADR	Societe Generale	141,172	02/21/20	USD	235.00	USD	29,165	(95,997)
Facebook, Inc., Class A	UBS AG	354,865	02/21/20	USD	223.00	USD	71,651	(152,500)
Lowe’s Cos., Inc.	Nomura International Plc	414,187	02/21/20	USD	130.00	USD	48,145	(1,280)
QUALCOMM, Inc.	Citibank N.A.	373,214	02/21/20	USD	100.00	USD	31,839	(110,098)
USD-ZAR Currency	Morgan Stanley & Co. International PLC	—	03/05/20	ZAR	15.65	USD	59,722	(359,885)
EUR-USD Currency	Morgan Stanley & Co. International PLC	—	03/17/20	USD	1.15	EUR	332,279	(71,123)
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	92,971	03/20/20	USD	235.00	USD	19,207	(165,488)
BP PLC — ADR	Credit Suisse International	1,143,038	03/20/20	USD	43.00	USD	41,298	(8,516)
Emerson Electric Co.	Citibank N.A.	837,530	03/20/20	USD	88.00	USD	59,992	(167)
Home Depot, Inc.	Nomura International Plc	230,994	03/20/20	USD	240.00	USD	52,690	(692,982)
McDonald’s Corp.	Nomura International Plc	214,921	03/20/20	USD	216.00	USD	45,987	(721,986)
Raytheon Co.	Nomura International Plc	103,499	03/20/20	USD	242.50	USD	22,867	(41,101)
SPDR Gold Trust(a)	Morgan Stanley & Co. International PLC	429,897	03/20/20	USD	158.00	USD	64,197	(300,928)
SPDR Gold Trust(a)	Morgan Stanley & Co. International PLC	212,646	03/20/20	USD	157.00	USD	31,754	(174,370)
SPDR Gold Trust(a)	Morgan Stanley & Co. International PLC	137,725	03/31/20	USD	159.00	USD	20,566	(109,034)
Apple, Inc.	UBS AG	101,854	04/17/20	USD	345.00	USD	31,525	(431,352)
Lowe’s Cos., Inc.	Nomura International Plc	248,911	04/17/20	USD	135.00	USD	28,933	(138,146)
SPDR Gold Trust(a)	Societe Generale	318,319	04/17/20	USD	159.00	USD	47,535	(361,540)
SPDR Gold Trust(a)	Societe Generale	422,012	05/15/20	USD	161.00	USD	63,019	(393,952)
Comcast Corp., Class A	Citibank N.A.	1,116,389	06/19/20	USD	40.00	USD	48,217	(4,967,931)

								$(9,504,920)
Put
Agilent Technologies, Inc.	UBS AG	235,682	02/21/20	USD	77.50	USD	19,458	(209,422)
Lowe’s Cos., Inc.	Nomura International Plc	206,670	02/21/20	USD	112.00	USD	24,023	(221,606)
Walt Disney Co.	Citibank N.A.	249,106	02/21/20	USD	130.00	USD	34,454	(335,048)
USD-ZAR Currency	Morgan Stanley & Co. International PLC	—	03/05/20	ZAR	14.20	USD	59,722	(76,802)

20

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD-JPY Currency	UBS AG	—	03/11/20	JPY	99.00	USD	292,129	$(3,506)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,197,475	03/13/20	JPY	3,832.77	JPY	8,406	(755,050)
Topix-Bank Index	BNP Paribas S.A.	31,094,982	03/13/20	JPY	155.80	JPY	41,630	(3,122,305)
Emerson Electric Co.	Citibank N.A.	418,766	03/20/20	USD	65.00	USD	29,996	(345,482)
Home Depot, Inc.	Nomura International Plc	115,497	03/20/20	USD	205.00	USD	26,345	(187,105)
Starbucks Corp.	Citibank N.A.	446,400	03/20/20	USD	82.50	USD	37,868	(803,520)
SPDR Gold Trust(a)	Morgan Stanley & Co. International PLC	275,450	03/31/20	USD	139.00	USD	41,133	(48,204)
Topix-Bank Index	Morgan Stanley & Co. International PLC	27,640,512	04/10/20	JPY	157.82	JPY	37,005	(4,017,075)
USD-CNH Currency	Morgan Stanley & Co. International PLC	—	04/28/20	CNH	6.85	USD	144,097	(238,625)
SPDR Gold Trust(a)	Societe Generale	422,012	05/15/20	USD	141.00	USD	63,019	(285,381)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	643,513	09/11/20	JPY	3,820.96	JPY	4,517	(1,368,388)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	644,795	12/11/20	JPY	3,786.60	JPY	4,526	(1,760,359)
Euro Stoxx	Barclays Bank PLC	330,206	06/18/21	EUR	103.00	EUR	1,332,454	(8,413,060)
Euro Stoxx	UBS AG	336,192	09/17/21	EUR	103.00	EUR	1,356,609	(9,177,392)

								(31,368,330)

								$(40,873,250)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	127,535	$(11,826,987)	$(8,016,466)	$(3,810,521)
CDX.NA.IG.33.V1	1.00	Quarterly	12/20/24	USD	908,181	(22,272,639)	(20,635,746)	(1,636,893)
iTraxx.XO.32.V1	5.00	Quarterly	12/20/24	EUR	22,561	3,208,527	3,321,014	(112,487)

						$(30,891,099)	$(25,331,198)	$(5,559,901)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month CAD BA, 1.99%	Semi-Annual	1.91%	Semi-Annual	07/09/19	07/09/21	CAD	772,865	$1,166,364	$4,310	$1,162,054
1.60%	Semi-Annual	3-Month LIBOR, 1.75%	Quarterly	01/24/20	01/24/25	USD	444,746	(5,572,955)	11,560	(5,584,515)
3-Month LIBOR, 1.75%	Quarterly	1.75	Semi-Annual	11/08/19	11/08/29	USD	81,280	2,024,293	1,400	2,022,893

								$(2,382,298)	$17,270	$(2,399,568)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TUI AG	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	10,638	$(894,853)	$(1,008,602)	$113,749

21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps

Reference Entity	Fixed Rate Floating Rate		Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurex Euro Stoxx Banks Index Future	USD	21,777,677	Morgan Stanley & Co. International PLC	N/A	03/20/20	EUR	21,778	$(1,715,730)	$—	$(1,715,730)
S&P 500 Index Annual Dividend Future December 2020	USD	6,260,738	Goldman Sachs International	N/A	12/18/20	USD	6,261	1,719,337	—	1,719,337
S&P 500 Index Annual Dividend Future December 2021	USD	7,937,925	BNP Paribas S.A.	N/A	12/17/21	USD	7,938	2,305,350	—	2,305,350

								$2,308,957	$—	$2,308,957

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date(a)		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
1.88%	At Termination	3-month LIBOR plus 0.10%	At Termination	Goldman Sachs International	01/22/21	USD	20,315	$(11,202)	$—	$(11,202)
1.90	At Termination	3-month LIBOR plus 0.10%	At Termination	Goldman Sachs International	01/24/21	USD	26,897	541,527	—	541,527
3-month LIBOR minus 0.10%	At Termination	1.70%	At Termination	Goldman Sachs International	01/24/21	USD	(24,303)	1,865,512	—	1,865,512

								$2,395,837	$—	$2,395,837

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount		Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Citibank N.A	02/24/23 - 02/27/23	USD	(25,546,778)	$2,124,930	(b)	$(23,557,157)	0.1%
	JP Morgan Chase Bank N.A.	02/08/2023	USD	(30,503,179)	1,974,288	(c)	(28,344,756)	0.1

				$(56,049,957)	$4,099,218		$(51,901,913)

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 1-163 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1M US Dollar LIBOR BBA

USD — 1W US Dollar LIBOR BBA

(b)	Amount includes $135,309 of net dividends and financing fees.
(c)	Amount includes $(184,135) of net dividends and financing fees.

22

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

The following table represents the individual nd short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of January 31, 2020 Termination date 02/24/23 — 02/27/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

China
China Communications Services Corp. Ltd., Class H	(370,000)	$(248,344)	1.1%
China International Capital Corp. Ltd., Class H	(84,800)	(146,858)	0.6
China Molybdenum Co. Ltd., Class H	(1,935,000)	(709,710)	3.0
China Resources Gas Group Ltd.	(74,000)	(390,021)	1.7
China Resources Land Ltd.	(34,000)	(141,437)	0.6
China Vanke Co. Ltd., Class H	(102,200)	(360,292)	1.5
Pinduoduo, Inc. — ADR	(29,629)	(1,043,533)	4.4
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	(152,500)	(405,510)	1.7
Xiaomi Corp., Class B	(1,232,400)	(1,806,167)	7.7
ZTE Corp., Class H	(142,400)	(456,245)	1.9

		(5,708,117)

Denmark
Danske Bank AS	(9,876)	(164,863)	0.7

Germany
Volkswagen AG	(2,199)	(402,645)	1.7

Hong Kong
China Everbright International Ltd.	(1,257,000)	(891,556)	3.8
Galaxy Entertainment Group Ltd.	(185,000)	(1,210,748)	5.1
Sino Biopharmaceutical Ltd.	(803,000)	(1,060,423)	4.5

		(3,162,727)

Mexico
Grupo Televisa SAB	(11,224)	(24,847)	0.1

Poland
Polskie Gornictwo Naftowe i Gazownictwo SA	(239,036)	(221,867)	0.9

Security	Shares	Value	% of Basket Value

South Korea
Celltrion Healthcare Co. Ltd.	(31,946)	$(1,502,386)	6.4%
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(7,231)	(681,372)	2.9
LG Display Co. Ltd.	(94,649)	(1,198,912)	5.1
Lotte Corp.	(24,106)	(707,342)	3.0
Samsung Fire & Marine Insurance Co. Ltd.	(125)	(22,008)	0.1

		(4,112,020)

Spain
Ferrovial SA	(19,609)	(622,888)	2.7

Sweden
Svenska Handelsbanken AB, Class A	(8,775)	(85,971)	0.4
Swedbank AB, Class A	(17,119)	(262,840)	1.1

		(348,811)

Taiwan
China Steel Corp.	(66,000)	(50,291)	0.2
Hotai Motor Co. Ltd.	(46,000)	(938,283)	4.0

		(988,574)

United States
Archer-Daniels-Midland Co.	(6,710)	(300,339)	1.3
Boston Scientific Corp.	(566)	(23,698)	0.1
Corteva Inc.	(22,637)	(654,662)	2.8
Freeport-McMoRan, Inc.	(79,442)	(881,806)	3.7
Hormel Foods Corp.	(27,199)	(1,285,425)	5.4
Longfor Group Holdings Ltd.	(152,500)	(643,573)	2.7
Marriott International Inc., Class A	(4,327)	(606,040)	2.6
Nucor Corp.	(4,703)	(223,345)	0.9
Occidental Petroleum Corp.	(20,505)	(814,459)	3.5
T-Mobile U.S. Inc.	(12,541)	(993,122)	4.2
Tyson Foods Inc., Class A	(3,323)	(274,579)	1.2
ZTO Express Cayman, Inc., ADR	(50,587)	(1,098,750)	4.7

		(7,799,798)

Total Reference Entity — Short		(23,557,157)

Net Value of Reference Entity — Citibank N.A.		$(23,557,157)

23

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JP Morgan Chase Bank N.A. as of January 31, 2020 Termination date 02/08/2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Australia
Australia & New Zealand Banking Group Ltd.	(4,430)	$(75,409)	0.3%
Origin Energy Ltd.	(149,867)	(810,731)	2.8
Transurban Group	(128,306)	(1,337,432)	4.7
Westpac Banking Corp.	(18,561)	(310,181)	1.1

		(2,533,753)

Brazil
Atacadao SA	(12,165)	(64,168)	0.2
Centrais Eletricas Brasilier	(16,078)	(147,242)	0.5
Hapvida Participacoes e Investimentos SA	(47,418)	(665,110)	2.4
Lojas Americanas SA	(218)	(494)	0.0
Lojas Americanas SA, Preference Shares	(22,602)	(145,399)	0.5
Magazine Luiza SA	(56,624)	(737,781)	2.6
Suzano Papel e Celulose SA	(193,190)	(1,789,531)	6.3
TIM Participacoes SA	(31,102)	(121,645)	0.5

		(3,671,370)

Canada
Cenovus Energy, Inc.	(11,340)	(98,713)	0.3
Franco-Nevada Corp.	(1,939)	(220,405)	0.8
Saputo, Inc.	(3,390)	(104,154)	0.4

		(423,272)

China
Aluminum Corp of China Ltd.	(456,000)	(133,311)	0.5
China Jinmao Holdings Group Ltd.	(1,074,000)	(717,993)	2.5
China Southern Airlines Co. Ltd., Class H	(2,922,000)	(1,614,548)	5.7
Dongfeng Motor Group Co. Ltd., Class H	(38,000)	(28,397)	0.1
Geely Automobile Holdings Ltd.	(688,000)	(1,090,209)	3.8
Shenzhou International Group Holdings Ltd.	(11,800)	(155,994)	0.6
Shimao Property Holdings Ltd.	(39,500)	(127,466)	0.4
Sinopharm Group Co. Ltd., Class H	(5,200)	(16,920)	0.1
Sunny Optical Technology Group Co. Ltd.	(6,700)	(106,466)	0.4

		(3,991,304)

Security	Shares	Value	% of Basket Value

Germany
Daimler AG, Registered Shares	(8,461)	$(391,804)	1.4%
Volkswagen AG, Preference Shares	(4,421)	(793,183)	2.8

		(1,184,987)

Hong Kong
China Everbright International Ltd.	(664,000)	(470,957)	1.6
China Gas Holdings Ltd.	(136,800)	(540,416)	1.9
China State Construction International Holdings Ltd.	(1,848,000)	(1,468,850)	5.2
Nine Dragons Paper Holdings Ltd.	(58,000)	(54,811)	0.2

		(2,535,034)

Japan
LINE Corp.	(1,800)	(88,696)	0.3
M3 Inc.	(11,600)	(337,621)	1.2
Nippon Paint Holdings Co. Ltd.	(6,500)	(310,708)	1.1
Renesas Electronics Corp.	(45,300)	(284,997)	1.0
SoftBank Group Corp.	(7,100)	(286,659)	1.0
Sony Financial Holdings, Inc.	(28,100)	(646,979)	2.3
Taisei Corp.	(500)	(19,962)	0.1
Takeda Pharmaceutical Co. Ltd.	(600)	(23,042)	0.1

		(1,998,664)

Poland
mBank SA	(1,097)	(105,098)	0.4
Santander Bank Polska SA	(2,484)	(183,613)	0.6

		(288,711)

Singapore
Jardine Cycle & Carriage Ltd.	(19,300)	(410,363)	1.5

South Africa
Capitec Bank Holdings Ltd.	(5,111)	(458,418)	1.6
Shoprite Holdings Ltd.	(119,514)	(927,617)	3.3

		(1,386,035)

South Korea
AMOREPACIFIC Group	(5,216)	(312,005)	1.1
AMOREPACIFIC Group	(1,070)	(43,497)	0.1
Hyundai Steel Co.	(26,138)	(613,102)	2.2
LG Display Co. Ltd.	(29,081)	(368,367)	1.3
Lotte Corp.	(5,185)	(152,144)	0.5
Samsung C&T Corp.	(2,148)	(193,300)	0.7
SK Hynix, Inc.	(2,634)	(200,411)	0.7

		(1,882,826)

24

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

United Kingdom
British American Tobacco PLC	(10,848)	$(478,341)	1.7%
Royal Bank of Scotland Group PLC	(200,705)	(574,860)	2.0

		(1,053,201)

United States
Advanced Micro Devices, Inc.	(34,577)	(1,625,119)	5.7
Autohome, Inc., ADR	(2,705)	(206,878)	0.7
Conagra Brands, Inc.	(40,796)	(1,343,004)	4.7
Dominion Energy, Inc.	(1,662)	(142,517)	0.5
Edison International	(9,105)	(696,988)	2.5
Fox Corp., Class A	(18,896)	(700,664)	2.5
Fox Corp., Class B	(9,782)	(355,380)	1.2
iQIYI, Inc., ADR	(86,092)	(1,914,686)	6.8

		(6,985,236)

Total Reference Entity — Short		(28,344,756)

Net Value of Reference Entity — JP Morgan Chase Bank N.A.		$(28,344,756)

25

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observablefor the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments. and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of January 31, 2020, certain investments of the Fund were valued using net asset value per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$495,369	$—	$—	$495,369
Australia	—	13,574,452	33,082,725	46,657,177
Austria	—	13,272,734	—	13,272,734
Belgium	—	19,346,136	—	19,346,136
Brazil	100,790,700	—	—	100,790,700
Canada	140,863,385	—	—	140,863,385
Chile	4,139,818	—	—	4,139,818
China	207,040,654	449,579,497	—	656,620,151
Czech Republic	6,738,374	—	—	6,738,374
Denmark	—	4,518,679	—	4,518,679
Finland	32,810,153	236,396	—	33,046,549
France	22,850,823	505,379,458	—	528,230,281
Germany	76,409,240	280,268,808	—	356,678,048
Hong Kong	—	146,466,113	—	146,466,113
India	6,142,690	210,573,863	—	216,716,553
Indonesia	—	11,018,287	—	11,018,287
Italy	—	330,764,218	—	330,764,218
Japan	—	826,875,761	—	826,875,761
Malaysia	—	2,779,975	—	2,779,975
Mexico	864,804	—	—	864,804
Netherlands	44,291,900	370,137,796	—	414,429,696
Poland	—	85,164	—	85,164
Portugal	—	7,367,975	—	7,367,975

26

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Singapore	$—	$114,588,618	$—	$114,588,618
South Africa	926,857	2,240,311	—	3,167,168
South Korea	5,565,688	46,363,739	—	51,929,427
Spain	—	67,822,090	—	67,822,090
Sweden	—	4,605,814	—	4,605,814
Switzerland	—	273,494,879	—	273,494,879
Taiwan	5,274,024	244,726,289	—	250,000,313
Thailand	9,566,163	25,972,933	—	35,539,096
Turkey	—	643,895	—	643,895
United Arab Emirates	—	18,332,307	15	18,332,322
United Kingdom	15,054,284	337,873,132	25,110,625	378,038,041
United States	8,565,311,328	44,395,372	94,671	8,609,801,371
Corporate Bonds(a)	15,864,403	650,792,804	177,284,776	843,941,983
Floating Rate Loan Interests(a)	—	135,072,934	7,955,000	143,027,934
Foreign Agency Obligations(a)	—	2,023,196,196	—	2,023,196,196
Investment Companies	649,425,912	—	—	649,425,912
Non-Agency Mortgage-Backed Securities	—	21,155,834	—	21,155,834
Preferred Securities	65,426,338	280,599,900	168,334,562	514,360,800
U.S. Government Sponsored Agency Securities	—	1,591,851,074	—	1,591,851,074
U.S. Treasury Obligations	—	2,506,144,384	—	2,506,144,384
Short-Term Securities
Foreign Agency Obligations(a)	—	873,473,852	—	873,473,852
Money Market Fund	64,087,562	—	—	64,087,562
Time Deposits	—	4,444,876	—	4,444,876
U.S. Treasury Obligations	—	2,511,381,588	—	2,511,381,588
Options Purchased
Equity contracts	23,950,479	32,060,125	—	56,010,604
Foreign Exchange contracts	—	13,256,211	—	13,256,211
Interest Rate contracts	—	3,063,298	—	3,063,298
TBA Sale Commitments	—	(500,959,215)	—	(500,959,215)
Investments Sold Short	(35,968,519)	(8,094,275)	—	(44,062,794)

Subtotal	$10,027,922,429	$14,510,744,277	$411,862,374	$24,950,529,080

Investments Valued at NAV(b)				166,433,163

Total Investments				$25,116,962,243

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$4,138,437	$—	$4,138,437
Equity contracts	24,756,288	4,099,218	—	28,855,506
Forward foreign currency contracts		24,796,946	—	24,796,946
Interest rate contracts	30,972,473	5,591,986	—	36,564,459
Liabilities:
Credit contracts	—	(5,559,901)	—	(5,559,901)
Equity contracts	(13,188,521)	(40,123,309)	—	(53,311,830)
Forward foreign currency contracts	—	(33,536,406)	—	(33,536,406)
Interest rate contracts	(6,236,696)	(8,489,191)	—	(14,725,887)

	$36,303,544	$(49,082,220)	$—	$(12,778,676)

27

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)	Certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2019	$37,705,545	$177,284,776	$—	$156,271,267	$371,261,588
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(11,379,238)	—	—	—	(11,379,238)
Accrued discounts (premiums)	—	(70,058)	—	—	(70,058)
Net realized gain (loss)	(1)	—	—	74	73
Net change in unrealized appreciation (depreciation)(a)(b)	7,245,693	70,058	—	12,076,375	19,392,126
Purchases	24,716,037	—	7,955,000	11,769,837	44,440,874
Sales	—	—	—	(11,782,991)	(11,782,991)

Closing Balance, as of January 31, 2020	$58,288,036	$177,284,776	$7,955,000	$168,334,562	$411,862,374

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2020(b)	$7,245,693	$70,058	$—	$12,076,482	$19,392,232

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

28

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $444. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approaches	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$58,288,036	Market	Revenue Multiple	5.25X	—
			Time to Exit	2.3 years	—
			Volatility	35%	—
			Recent Transactions	—	—
		Income	Discount Rate	15%	—
Corporate Bonds	177,284,331	Income	Discount Rate	15% - 30%	17%
Floating Rate Loan Interests	7,955,000	Market	Recent Transactions	—
Preferred Stocks(b)	168,334,562	Market	Revenue Multiple	5.25x - 14.25x	10.21x
			Time to Exit	0.4 - 2.3 years	1.5 years
			Volatility	35%	—
			Discount Rate	20%	—
			Recent Transactions	—	—

Total	$411,861,929

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period ended January 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $13,187,093 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

29